Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail) - $ / shares				12 Months Ended
	Jul. 24, 2013	Jul. 19, 2013	May. 12, 2008	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Oct. 31, 2014	Aug. 31, 2013	Mar. 12, 2013	Jan. 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price								$ 0.25	$ 30.00	$ 30.00
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price									$ 0.20	$ 0.20
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants	Jul. 24, 2018
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	133,334				16,754,822
Expiration date of warrants	Oct. 24, 2013			Oct. 24, 2013
Series B Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued					16,754,822
Number of shares/warrants included in units	133,334
Common Stock [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in units	20,000,000	20,000,000
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000
Warrants exercisable price	$ 22.50
Series A Preferred Stock [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercisable price	$ 0.15
Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	133,334		400,000
Warrants exercisable price	$ 22.50		$ 75.00
Series B Convertible Preferred Stock [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000
Warrants exercisable price	$ 0.15		$ 0.50000			$ 0.05760	$ 0.06447